BORROWINGS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BORROWINGS
BORROWINGS

9.    BORROWINGS

The Group’s borrowings are presented on the consolidated balance sheets as follows:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Borrowings from:
Banks (a)	6,357,405	4,353,919
Total	6,357,405	4,353,919

The Group obtained borrowings mainly to support its margin financing business in Hong Kong securities market. Those borrowings bear weighted average interest rates of 1.15% and 1.75% as of December 31, 2021 and June 30, 2022, respectively.

(a)	The Group has unused borrowing facilities of HK$14,695,095 thousand and HK$17,955,662 thousand from banks as of December 31, 2021 and June 30, 2022, respectively, which are uncommitted. These bank borrowings were pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and beared floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered Rate(“HIBOR”), CNH HIBOR, etc.

9.    BORROWINGS

	As of December 31	As of September 30,
	2021	2022

	(HK$ in thousands)
Borrowings from banks(1)	6,357,405	6,547,293

The Group obtained borrowings mainly to support its margin financing business in Hong Kong securities market. Those borrowings bear weighted average interest rates of 1.15% and 3.43% as of  December 31, 2021 and September 30, 2022, respectively.

(1)

The Group has unused borrowing facilities of HK$14,695,095 thousand and HK$15,748,479 thousand from banks as of December 31, 2021 and September 30, 2022, respectively, which are uncommitted. These bank borrowings were pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and beared floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered RateIBOR”), CNH HIBOR, etc.